Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,700,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,900.97
Total Offset Amount	0.00
Net Fee	$ 152,900.97
Final Prospectus	true